Grupo Santander - Acquisition of Amherst Pierpoint Securities LLC, a U.S. fixed-income broker dealer (Details) - Santander Holding USA (ex. Auto) € in Millions, $ in Millions	Apr. 11, 2022 EUR (€)	Apr. 11, 2022 USD ($)	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)
Santander Capital Holdings LLC
Disclosure of detailed information about business combination [line items]
Financing provided, related party transactions	€ 147	$ 163
Amherst Pierpoint Securities
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			€ 405	$ 450
Goodwill recognised as of acquisition date	158
Identifiable intangible assets recognised as of acquisition date	€ 24